Segmented Information - Schedule of Segment Information for Reporting Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total sales	$ 40,827	$ 36,588
External sales	40,827	36,588
Adjusted EBIT	3,107	3,094
Depreciation and amortization	1,278	1,184
Equity income	(277)	(253)
Net assets	25,945	25,468
Goodwill	1,979	2,099	$ 1,923
Fixed asset, net	8,095	8,176
Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Goodwill	459	463	434
Power & Vision [Member]
Segment Reporting Information [Line Items]
Goodwill	1,260	1,365	1,237
Seating Systems [Member]
Segment Reporting Information [Line Items]
Goodwill	147	153	147
Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Goodwill	113	118	$ 105
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net assets	15,828	15,574
Investments	2,189	2,079
Goodwill	1,979	2,099
Fixed asset, net	8,095	8,176
Fixed asset additions	1,650	1,875
Operating Segments [Member] | Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Total sales	17,527	16,613
External sales	17,220	16,501
Adjusted EBIT	1,398	1,346
Depreciation and amortization	697	633
Equity income	(12)	(10)
Net assets	6,946	7,243
Investments	34	31
Goodwill	459	463
Fixed asset, net	4,615	4,763
Fixed asset additions	730	930
Operating Segments [Member] | Power & Vision [Member]
Segment Reporting Information [Line Items]
Total sales	12,321	11,629
External sales	12,086	11,344
Adjusted EBIT	1,168	1,183
Depreciation and amortization	434	415
Equity income	(261)	(245)
Net assets	6,675	6,475
Investments	1,680	1,819
Goodwill	1,260	1,365
Fixed asset, net	2,123	2,113
Fixed asset additions	655	568
Operating Segments [Member] | Seating Systems [Member]
Segment Reporting Information [Line Items]
Total sales	5,548	5,224
External sales	5,546	5,222
Adjusted EBIT	425	434
Depreciation and amortization	57	61
Equity income	(3)	2
Net assets	804	804
Investments	135	136
Goodwill	147	153
Fixed asset, net	319	306
Fixed asset additions	78	76
Operating Segments [Member] | Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Total sales	6,018	3,547
External sales	5,968	3,513
Adjusted EBIT	68	66
Depreciation and amortization	65	46
Net assets	605	394
Investments	2	2
Goodwill	113	118
Fixed asset, net	607	529
Fixed asset additions	170	236
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	(587)	(425)
External sales	7	8
Adjusted EBIT	48	65
Depreciation and amortization	25	29
Equity income	(1)
Net assets	798	658
Investments	338	91
Fixed asset, net	431	465
Fixed asset additions	$ 17	$ 65